Share-based Payments (Details 3)	12 Months Ended
Jun. 30, 2019 shares $ / shares
Exercise Price One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 13, 2018
Expiry date	Jul. 01, 2021
Option exercise price	$ 0.50
Number of options | shares	1,300,000
Share price at grant date	$ 0.32
Expected volatility	92.00%
Dividend yield	0.00%
Risk-free interest rate	2.09%
Fair value at grant date per option	$ 0.1570
Exercise Price Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 26, 2018
Expiry date	Jun. 30, 2020
Option exercise price	$ 0.50
Number of options | shares	2,000,000
Share price at grant date	$ 0.34
Expected volatility	92.00%
Dividend yield	0.00%
Risk-free interest rate	2.02%
Fair value at grant date per option	$ 0.0822
Exercise Price Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 11, 2019
Expiry date	Feb. 11, 2024
Option exercise price	$ 0.50
Number of options | shares	5,000,000
Share price at grant date	$ 0.29
Expected volatility	100.00%
Dividend yield	0.00%
Risk-free interest rate	1.69%
Fair value at grant date per option	$ 0.1950